ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 100.7%
CALIFORNIA 93.9%
Antioch PFA, 5.85%, 9/2/15	2,305	2,423
Bay Area Toll Auth., 5.00%, 4/1/31	2,500	2,699
Brea Redev. Agency, 6.00%, 3/1/22	1,215	1,266
Burbank Glendale Pasadena Airport Auth., 5.00%, 7/1/25 (1)(2)	1,000	1,059
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (3)	365	391
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (3)	105	113
California, Economic Recovery, 5.25%, 7/1/13	4,625	5,094
California, GO, 5.00%, 2/1/33	5,000	5,277
California, GO, 5.25%, 4/1/29	1,000	1,083
California, GO, 5.375%, 6/1/26 (4)	475	481
California, GO, 5.50%, 11/1/33	5,000	5,513
California, GO, 5.65%, 6/1/30	30	32
California, Veterans Housing, 5.05%, 12/1/36 (1)	2,000	2,091
California County Tobacco Securitization Agency
STEP, 0.00%, 6/1/21	3,000	2,625
California County Tobacco Securitization Agency, Tobacco Gold
Country Funding, 5.75%, 6/1/27	450	500
California Dept. of Veteran Affairs, 4.60%, 12/1/28	1,250	1,267
California Dept. of Veteran Affairs, 5.50%, 12/1/19 (1)	1,030	1,091
California Dept. of Water Resources, 7.00%, 12/1/11 (5)	465	540
California Dept. of Water Resources, 7.00%, 12/1/11	1,265	1,463
California Dept. of Water Resources, 7.00%, 12/1/12 (5)	270	321
California Dept. of Water Resources, 7.00%, 12/1/12	730	866
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (2)(6)	3,750	4,146
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (3)	1,300	1,458
California Dept. of Water Resources, Water & Sewer
VRDN (Currently 3.68%)	800	800
California Dept. of Water Resources, Water Power
VRDN (Currently 3.68%)	1,010	1,010
California EFA, Institute of Technology, VRDN (Currently 3.28%)	500	500
California EFA, Loyola Marymount, Zero Coupon, 10/1/13
(Prerefunded 10/1/09) (3)(7)	4,000	2,915
California EFA, Santa Clara Univ., 5.00%, 9/1/23 (7)	1,000	1,130
California EFA, Scripps College, 5.25%, 8/1/21	2,000	2,111
California EFA, Univ. of Southern California, 5.50%, 10/1/27	3,545	3,752
California EFA, Univ. of The Pacific, 5.00%, 11/1/21	1,000	1,074
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	350	376
California HFA, Cedars-Sinai Medical Center, 6.125%, 12/1/19
(Prerefunded 12/1/09) (3)	2,000	2,172
California HFA, Sutter Health, VRDN (Currently 3.47%) (2)	500	500
California HFA, Sutter Health, 6.25%, 8/15/31	2,000	2,202
California Housing Fin. Agency, Home Mortgage
5.75%, 8/1/30 (1)(4)	2,500	2,705
California Housing Fin. Agency, Home Mortgage
VRDN (Currently 3.63%) (1)	800	800
California Housing Fin. Agency, Home Mortgage
VRDN (Currently 3.63%) (1)	2,800	2,800
California Infrastructure & Economic Dev. Bank, Gladstone
Institutes, 5.25%, 10/1/34	2,500	2,632
California Infrastructure & Economic Dev. Bank, J. Paul Getty
Trust, 3.90%, 4/1/33 (Tender 12/1/11)	2,000	2,034
California Infrastructure & Economic Dev. Bank, Kaiser
Permanente, 5.55%, 8/1/31	2,500	2,677
California Infrastructure & Economic Dev. Bank, Scripps
Research Institute, 5.75%, 7/1/30	1,000	1,036
California Muni Fin. Auth., Cancer Center of Santa Barbara,
5.00%, 6/1/31 (8)	1,410	1,498
California Pollution Control Fin. Auth., Waste Management
5.00%, 6/1/18 (Tender 6/1/08)	2,100	2,126
California Pollution Control Fin. Auth., Waste Management
5.10%, 6/1/18 (Tender 6/1/08) (1)	1,000	1,014
California Pollution Control Fin. Auth., Waste Management
5.125%, 11/1/23 (1)	3,000	3,172
California Pollution Control Fin. Auth., Waste Management
5.40%, 4/1/25 (1)	1,000	1,073
California Public Works Board, 5.00%, 1/1/21	3,745	4,025
California Public Works Board, 5.00%, 11/1/31	2,500	2,673
California Public Works Board, 5.25%, 3/1/21 (2)	2,455	2,621
California Public Works Board, Butterfield, 5.00%, 6/1/17	1,000	1,085
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,074
California Public Works Board, Dept. of Corrections
5.50%, 6/1/23	2,000	2,214
California Public Works Board, Mental Health, 5.50%, 6/1/23	2,500	2,784
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	250	266
California Public Works Board, Univ. of California Regents
5.00%, 10/1/28	2,520	2,725
California Public Works Board, Univ. of California Regents
5.50%, 6/1/14	2,000	2,204
California State Univ. Trustees, 5.00%, 11/1/23 (7)	4,000	4,335
California State Univ. Trustees, 5.50%, 11/1/16 (2)	1,500	1,660
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/24	1,760	1,880
California Statewide CDA, Daughters Of Charity Health
5.25%, 7/1/30	1,500	1,598
California Statewide CDA, Daughters Of Charity Health
5.25%, 7/1/35	2,000	2,127
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	2,000	2,113
California Statewide CDA, Kaiser Permanente, 5.50%, 11/1/32	2,750	2,924
California Statewide CDA, Memorial Health Services
6.00%, 10/1/23	2,000	2,238
California Statewide CDA, IDRB, Southern California Edison
4.10%, 4/1/28 (Tender 4/1/13) (9)	2,500	2,579
California Statewide CDA, Sutter Health, 5.50%, 8/15/28	1,430	1,552
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	1,000	1,073
Capistrano Unified School Dist. No. 90-2, 6.00%, 9/1/32	1,250	1,435
Castaic Lake Water Agency, 7.00%, 8/1/12 (7)	1,000	1,175
Castaic Lake Water Agency, 7.00%, 8/1/13 (7)	1,700	2,044
Castaic Union School Dist., GO, Zero Coupon, 5/1/18 (4)	4,175	2,525
Chabot-Las Positas Community, Captial Appreciation Bonds,
Election 2004-B, GO, Zero Coupon, 8/1/27 (2)	3,300	1,247
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32 (1)	3,970	4,289
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.00%, 12/1/27 (1)	2,000	2,129
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.50%, 12/1/21 (1)	3,000	3,322
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.625%, 10/1/29	1,500	1,622
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	1,000	1,043
Foothill / Eastern Transportation Corridor Agency, STEP
6.95%, 1/1/07 (5)	1,000	1,003
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/17 (5)	2,000	1,341
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (3)	5,500	6,154
Inland Empire Solid Waste Fin. Auth., 6.25%, 8/1/11 (1)(5)(10)	1,000	1,057
Intermodal Container Transfer Fac., Long Beach Harbor
5.75%, 11/1/14 (2)	1,500	1,724
Irvine, VRDN (Currently 3.45%)	700	700
Jefferson Union High School Dist., GO, 6.45%, 8/1/25 (7)	1,250	1,656
Jefferson Union High School Dist., GO, 6.45%, 8/1/29 (7)	1,000	1,370
Kern County Union High School Dist., 7.00%, 8/1/10 (5)(7)	1,000	1,122
Lincoln, Community Fac. Dist. #2003-1, 6.00%, 9/1/34	455	476
Loma Linda, Univ. Medical Center, 5.00%, 12/1/22	1,000	1,047
Long Beach Harbor, 5.25%, 5/15/23 (1)	3,000	3,159
Long Beach Harbor, 5.50%, 5/15/16 (1)(7)	2,500	2,756
Long Beach Harbor, 6.00%, 5/15/17 (1)(4)	1,000	1,174
Los Angeles County Public Works Fin. Auth., 5.00%, 12/1/27 (7)	4,170	4,476
Los Angeles County Public Works Fin. Auth., Rowland Heights
5.50%, 10/1/18 (10)	1,500	1,683
Los Angeles County Sanitation Dist. Fin. Auth.
5.00%, 10/1/23 (4)	2,210	2,394
Los Angeles Dept. of Water & Power, 5.00%, 7/1/31 (2)	1,600	1,730
Los Angeles Harbor, 5.50%, 8/1/19 (1)(2)	2,000	2,140
Los Angeles Harbor, 7.60%, 10/1/18 (5)	3,410	4,208
Los Angeles Unified School Dist., 5.375%, 7/1/25
(Prerefunded 7/1/10) (3)(4)	1,500	1,599
Los Angeles Wastewater, 5.00%, 6/1/25 (4)	2,500	2,646
Metropolitan Water Dist. of Southern California
VRDN (Currently 3.47%)	700	700
Midpeninsula Regional Open Space Auth., 5.90%, 9/1/14 (2)	1,250	1,257
Oakland, GO, Measure G, 5.00%, 1/15/26 (2)	2,500	2,699
Orange County Community Fac. Dist., Ladera Ranch
6.00%, 8/15/32 (Prerefunded 8/15/10) (3)	1,000	1,096
Palm Springs, Int'l. Airport, 5.35%, 7/1/15 (1)	455	469
Palm Springs, Int'l. Airport, 5.40%, 7/1/16 (1)	365	378
Palm Springs, Int'l. Airport, 5.55%, 7/1/28 (1)	530	546
Pasadena, 6.25%, 1/1/18	2,595	2,962
Placentia PFA, 5.75%, 9/1/15 (2)	3,160	3,659
Placentia-Yorba Linda Unified School Dist., 5.375%, 8/1/18
(Prerefunded 8/1/12) (3)(4)	1,000	1,099
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (7)	1,000	1,139
Port of Oakland, 5.75%, 11/1/29 (1)(4)	5,000	5,328
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	800	850
Riverside County Community College, 5.50%, 8/1/29
(Prerefunded 8/1/14) (3)(7)	3,215	3,650
Riverside County Community College, GO, 5.50%, 8/1/29 (7)	35	39
Riverside County PFA, 5.625%, 10/1/33	255	260
Sacramento City Fin. Auth., 5.00%, 12/1/21 (4)	3,985	4,331
Sacramento City Fin. Auth., 5.00%, 12/1/26 (2)	2,000	2,095
Sacramento City Fin. Auth., 5.40%, 11/1/20	6,000	6,754
Sacramento City Fin. Auth., Capital Improvement, 5.625%,
6/1/30 (Prerefunded 6/1/10) (3)	1,350	1,460
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	1,500	1,564
Sacramento Municipal Utility Dist., 5.25%, 8/15/18 (10)	4,155	4,508
Saddleback Valley Unified School Dist. PFA, 6.00%, 9/1/15 (10)	1,375	1,617
San Francisco Bay Area Rapid Transit, 5.25%, 7/1/16
(Prerefunded 7/1/11) (2)(3)	790	851
San Francisco Bay Area Rapid Transit, 5.25%, 7/1/16 (2)	280	300
San Francisco Bay Area Rapid Transit, 5.25%, 7/1/18
(Prerefunded 7/1/08) (3)	885	919
San Francisco Bay Area Rapid Transit, GO, 5.00%, 8/1/26	1,720	1,855
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	1,200	1,229
San Jose, El Parador Apartments, 6.10%, 1/1/31 (1)	1,710	1,834
San Jose Redev. Agency, 5.00%, 8/1/27 (7)	2,000	2,142
San Mateo County Community College Dist.
Zero Coupon, 9/1/29 (7)	5,000	1,882
Santa Clara County Fin. Auth., 7.75%, 11/15/11 (2)	1,000	1,187
Santa Clara Redev. Agency, 7.00%, 7/1/10 (2)	2,480	2,648
Solano County, COP, 5.25%, 11/1/24 (7)	2,500	2,693
South Orange County PFA, 7.00%, 9/1/07 (7)	2,000	2,051
Southern California Public Power Auth., 6.75%, 7/1/10	2,100	2,299
Southern California Public Power Auth., 6.75%, 7/1/12	1,700	1,942
Sunnyvale, Solid Waste Management, 5.50%, 10/1/17 (1)(2)	1,890	2,060
Tobacco Securitization Auth. of Southern California
Tobacco Industry, 5.125%, 6/1/46	2,500	2,555
Torrance, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	547
Univ. of California Regents, 5.00%, 5/15/24 (10)	2,500	2,674
Vernon Electric, Malburg Generating Station, 5.30%, 4/1/26
(Prerefunded 4/1/08) (3)	1,000	1,025
Vernon Electric, Malburg Generating Station, 5.50%, 4/1/33
(Prerefunded 4/1/08) (3)	1,500	1,541
West Hollywood CDA, East Side Redev., 5.75%, 9/1/33	1,000	1,066
West Sacramento Fin. Auth., 5.00%, 9/1/26 (9)	2,370	2,626
Whittier Health Fac., Presbyterian Intercommunity Hosp.
5.60%, 6/1/22	2,500	2,691
		285,181
PUERTO RICO 5.6%
Children's Trust Fund, Tobacco Settlement, 5.75%, 7/1/09 (5)	2,000	2,113
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	3,000	3,190
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	1,000	1,000
Puerto Rico, GO, 5.00%, 7/1/30 (Tender 7/1/12)	1,250	1,321
Puerto Rico, GO, 5.25%, 7/1/27	2,000	2,186
Puerto Rico Highway & Transportation Auth.
VRDN (Currently 3.46%) (7)	1,000	1,000
Puerto Rico Ind., Tourism, Ed., Medical & Environmental
Ascension Health, 6.375%, 11/15/15	500	549
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/20 (5)	2,000	2,162
Puerto Rico Municipal Fin. Agency, GO, 5.00%, 8/1/18 (11)	2,000	2,187
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (3)	1,120	1,223
		16,931
VIRGIN ISLANDS 0.9%
Virgin Islands PFA, 5.00%, 10/1/11	1,000	1,046
Virgin Islands PFA, 5.00%, 10/1/13	1,045	1,103
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (1)	500	551
		2,700
GUAM 0.3%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,104
		1,104

Total Municipal Securities (Cost $286,605)		305,916
Total Investments in Securities
100.7% of Net Assets (Cost $286,605)		$305,916

†	Denominated in U.S. dollars unless otherwise noted
(1)	Interest subject to alternative minimum tax
(2)	Insured by AMBAC Assurance Corp.
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Escrowed to maturity
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2006.
(7)	Insured by MBIA Insurance Corp.
(8)	Insured by Radian Asset Assurance Inc.
(9)	Insured by XL Capital Assurance Inc.
(10)	Insured by Financial Security Assurance Inc.
(11)	Insured by CIFG Assurance
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

Open Futures Contracts at November 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 40 U.S. Treasury ten year contracts,
$32 par of 5.50% California Dept. of
Water Resources pledged as initial margin	12/06	$(4,368)	$(79)
Short, 10 U.S. Treasury ten year contracts,
$8 par of 5.50% California Dept. of
Water Resources pledged as initial margin	3/07	(1,092)	(3)
Net payments (receipts) of variation
margin to date			62
Variation margin receivable (payable)
on open futures contracts			$(20)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Bond Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $286,406,000. Net unrealized gain aggregated $19,428,000 at period-end, of which $19,513,000 related to appreciated investments and $85,000 related to depreciated investments.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 97.9%
CALIFORNIA 95.1%
ABAG Fin. Auth. For Non-Profit Corps., San Diego Zoologic
VRDN (Currently 3.35%)	1,075	1,075
ABAG Fin. Auth. For Non-Profit Corps., YMCA San Fransisco
VRDN (Currently 3.35%)	1,335	1,335
ABAG Fin. Auth. for Nonprofit Corp., The Urban School of San
Francisco, VRDN (Currently 3.35%)	1,520	1,520
Affordable Housing Agency, Westridge Hilltop
VRDN (Currently 3.37%)	1,000	1,000
California, Economic Recovery, VRDN (Currently 3.30%) (1)	3,850	3,850
California, Economic Recovery, VRDN (Currently 3.30%) (1)	2,200	2,200
California, GO, VRDN (Currently 3.48%) (2)	3,500	3,500
California, GO, VRDN (Currently 3.50%) (2)(3)	2,500	2,500
California Dept. of Water Resources, TECP, 3.57%, 12/15/06	2,000	2,000
California Dept. of Water Resources, Power Supply
VRDN (Currently 3.48%) (2)	2,495	2,495
California Dept. of Water Resources, Power Supply
VRDN (Currently 3.48%) (2)	1,900	1,900
California Dept. of Water Resources, Water & Sewer
VRDN (Currently 3.68%)	500	500
California EFA, Institute of Technology, VRDN (Currently 3.28%)	5,500	5,500
California EFA, Univ. of San Francisco, VRDN (Currently 3.29%)	700	700
California HFA, Catholic Health Fac., VRDN (Currently 3.32%)	2,060	2,060
California HFA, Kaiser Permanente, TECP, 3.66%, 12/7/06	3,000	3,000
California Housing Fin. Agency, VRDN (Currently 3.56%) (3)	3,000	3,000
California Housing Fin. Agency, Home Mortgage
VRDN (Currently 3.50%) (3)(4)	1,900	1,900
California Housing Fin. Agency, Home Mortgage
VRDN (Currently 3.50%) (3)	2,735	2,735
California Infrastructure & Economic Dev. Bank
VRDN (Currently 3.48%) (2)	3,000	3,000
California State Univ. Trustees, VRDN (Currently 3.48%) (4)	1,000	1,000
California Statewide CDA, Kaiser Permanente, TECP
3.50%, 2/9/07	2,000	2,000
California Statewide CDA, Kaiser Permanente, TECP
3.50%, 2/13/07	2,000	2,000
California Statewide CDA, Kaiser Permanente, TECP
3.58%, 1/5/07	2,000	2,000
California Statewide CDA, Los Angeles County Museum of Art
VRDN (Currently 3.30%) (5)	1,900	1,900
Eclipse Funding Trust, VRDN (Currently 3.48%) (6)	3,000	3,000
Grand Terrace Redev. Agency, Vernon Villas
VRDN (Currently 3.38%)	3,095	3,095
Long Beach Harbor, VRDN (Currently 3.51%) (3)	2,000	2,000
Long Beach Harbor, VRDN (Currently 3.52%) (3)(4)	5,425	5,425
Los Angeles, GO, VRDN (Currently 3.49%) (5)	1,060	1,060
Los Angeles, Notre Dame High School, VRDN (Currently 3.35%)	1,600	1,600
Los Angeles Airport, Ontario Int'l Airport, 4.50%, 5/15/07 (3)(4)	1,000	1,004
Los Angeles Comm. Redev. Agency, Promenade Towers
VRDN (Currently 3.35%)	5,260	5,260
Los Angeles Municipal Improvement, TECP, 3.45%, 12/7/06	3,000	3,000
Los Angeles Unified School Dist., GO
VRDN (Currently 3.49%) (6)	1,100	1,100
Los Angeles Unified School Dist., GO
VRDN (Currently 3.49%) (5)	3,230	3,230
Metropolitan Water Dist. of Southern California
VRDN (Currently 3.47%)	800	800
Orange County Airport, 6.00%, 7/1/07 (3)(4)	2,000	2,028
Port of Oakland, VRDN (Currently 3.51%) (3)(5)	2,000	2,000
Sacramento County Sanitation Dist. Fin. Auth.
VRDN (Currently 3.35%)	2,725	2,725
San Diego County Water Auth., VRDN (Currently 3.48%) (4)	2,500	2,500
San Diego Unified School Dist., VRDN (Currently 3.49%) (6)	1,500	1,500
San Francisco City & County Airport Commission
5.50%, 5/1/07 (3)(5)	1,045	1,053
San Francisco City & County Airports Commission
VRDN (Currently 3.49%) (5)	1,500	1,500
Santa Maria Joint Union High School Dist.
VRDN (Currently 3.35%)	235	235
School Project For Utility Rate Reduction, RAN, 4.50%, 10/4/07	3,000	3,025
Univ. of California Regents, VRDN (Currently 3.48%) (6)	4,695	4,695
Univ. of California Regents, VRDN (Currently 3.49%) (4)	2,600	2,600
Vernon California National Gas Finance Auth.
VRDN (Currently 3.31%) (4)	2,400	2,400
		111,505
PUERTO RICO 2.8%
Puerto Rico, GO, TRAN, 4.50%, 7/30/07	2,000	2,013
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, 3.55%, 3/1/23 (Tender 3/1/07)	75	75
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, 3.55%, 3/1/23 (Tender 3/1/07)	1,200	1,200
		3,288

Total Municipal Securities (Cost $114,793)		114,793

Total Investments in Securities
97.9% of Net Assets (Cost $114,793)		$ 114,793

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by XL Capital Assurance Inc.
(2)	Insured by AMBAC Assurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by Financial Security Assurance Inc.
CDA	Community Development Administration/Authority
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $114,793,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 22, 2007